RUSSELL INVESTMENT COMPANY

Supplement dated September 24, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

LifePoints Target Distribution Strategies Funds

DATED April 30, 2010

As Supplemented through July 1, 2010

In the section entitled “Money Manager Information for the Underlying Funds” in the LifePoints Target Distribution Strategies Funds SAI, the paragraph regarding Montag & Caldwell, Inc. under the heading “Russell U.S. Core Equity Fund” is deleted and replaced with the following:

Montag & Caldwell LLC is controlled by Montag & Caldwell Management, LLC (a holding company), with Ronald E. Canakaris being the only individual with 25% or greater ownership.

RUSSELL INVESTMENT COMPANY

Supplement dated September 24, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

Fund of Funds

DATED March 1, 2010

As Supplemented through July 1, 2010

In the section entitled “Money Manager Information for the Underlying Funds” in the Fund of Funds SAI, the paragraph regarding Montag & Caldwell, Inc. under the heading “Russell U.S. Core Equity Fund” is deleted and replaced with the following:

Montag & Caldwell LLC is controlled by Montag & Caldwell Management, LLC (a holding company), with Ronald E. Canakaris being the only individual with 25% or greater ownership.

RUSSELL INVESTMENT COMPANY

Supplement dated September 24, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

Non-Fund of Funds

DATED March 1, 2010

As Supplemented through July 1, 2010

In the section entitled “Money Manager Information” in the Non-Fund of Funds SAI, the paragraph regarding Montag & Caldwell, Inc. under the heading “Russell U.S. Core Equity Fund” is deleted and replaced with the following:

Montag & Caldwell LLC is controlled by Montag & Caldwell Management, LLC (a holding company), with Ronald E. Canakaris being the only individual with 25% or greater ownership.